Fair Value Measurements - Summary of Fair Value of Plan Assets by Level within Fair Value Hierarchy (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 955,258,640	$ 835,074,668
Avista Corp. Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	19,092,877	16,899,724
Self-Directed Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	17,395,322	14,943,677
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	885,418,068	765,706,391
Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	33,352,373	37,524,876
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	921,906,267	797,549,792
Level 1 | Avista Corp. Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	19,092,877	16,899,724
Level 1 | Self-Directed Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	17,395,322	14,943,677
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	885,418,068	765,706,391
Level 1 | Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	33,352,373	37,524,876
Level 2 | Avista Corp. Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Self-Directed Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	33,352,373	37,524,876
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Avista Corp. Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Self-Directed Securities
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 0	$ 0